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                      Supplement dated November 1, 2005 to
                        Prospectus dated May 1, 2005 for:
                  ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
                ETF EASYANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
            IQ(3) THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                   IQ ADVISOR FLEXIBLE PREMIUM VARIABLE ANNUITY
                    PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                  PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                     NATIONAL INTEGRITY LIFE INSURANCE COMPANY
               through its Separate Account I and Separate Account II

EFFECTIVE DECEMBER 12, 2005, we are changing the address where you can request a copy of the Statement of Additional Information to National Integrity Life Insurance Company, P.O. Box 5722, Cincinnati, Ohio 45201-5722.